LAW OFFICES OF
DERENTHAL & DANNHAUSER LLP
LAKE MERRITT PLAZA
1999 HARRISON STREET, 26TH FLOOR
OAKLAND, CALIFORNIA 94612
(510) 350-3070
FACSIMILE: (510) 834-8309

October 29, 2013

VIA EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:         WNC Housing Tax Credit Fund V, L.P., Series 3
File No. 000-21895

Dear Sir or Madam:

On behalf of the above-referenced registrant enclosed please find definitive additional proxy materials for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934. The registrant expects to release these materials to securities holders on November 1, 2013.

Very truly yours,

/s/ PAUL G. DANNHAUSER

Paul G. Dannhauser